Pensions - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	13 years	13 years 3 months
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit obligations in %	4.25%	3.75%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit obligations in %	4.00%	4.00%
Expected rate of pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit obligations in %	3.25%	3.25%
Expected increase of social security base amount (G-amount)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit obligations in %	3.75%	3.75%